INTANGIBLES AND GOODWILL - Additional Information (Details) - Neuro Pro Monitoring - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 30, 2022
Acquired Finite-Lived Intangible Assets [Line Items]
Shares issued for asset purchase	75,000
Price per share		$ 5.20
Intangible asset recorded, asset purchase	$ 390
Intangible asset from asset purchase, amortization period	1 year